Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000124428 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124428 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000124428 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000124428 [Member] | Ascendis Pharma ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000124428 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000124428 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000124428 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000124428 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000124428 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000124428 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000124428 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124428 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000124428 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000124428 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000124428 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000124428 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000124428 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000124428 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000124428 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000124428 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000124428 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000124428 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000124428 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006505 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006505 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006505 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006505 [Member] | Ascendis Pharma ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006505 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006505 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006505 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006505 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006505 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006505 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006505 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006505 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006505 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006505 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000006505 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006505 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006505 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006505 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006505 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006505 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006505 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006505 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000006505 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006516 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006516 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006516 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006516 [Member] | Ascendis Pharma ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006516 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006516 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006516 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006516 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006516 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006516 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006516 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006516 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006516 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006516 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000006516 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006516 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006516 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006516 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006516 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006516 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006516 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006516 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000006516 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006515 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006515 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006515 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006515 [Member] | Ascendis Pharma ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006515 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006515 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006515 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006515 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006515 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006515 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006515 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006515 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006515 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006515 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000006515 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006515 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006515 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006515 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006515 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006515 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006515 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006515 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000006515 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006513 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006513 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006513 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006513 [Member] | Ascendis Pharma ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006513 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006513 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006513 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006513 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006513 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006513 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006513 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006513 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006513 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006513 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000006513 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006513 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006513 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006513 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006513 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006513 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006513 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006513 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000006513 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006511 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006511 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006511 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006511 [Member] | Ascendis Pharma ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006511 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006511 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006511 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006511 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006511 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006511 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006511 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006511 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006511 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006511 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000006511 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006511 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006511 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006511 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006511 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006511 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006511 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006511 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000006511 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006510 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006510 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006510 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006510 [Member] | Ascendis Pharma ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006510 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006510 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006510 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006510 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006510 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006510 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006510 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006510 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006510 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006510 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000006510 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006510 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006510 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006510 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006510 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006510 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006510 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006510 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000006510 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006509 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006509 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006509 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006509 [Member] | Ascendis Pharma ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006509 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006509 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006509 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006509 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006509 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006509 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006509 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006509 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006509 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006509 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000006509 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006509 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006509 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006509 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006509 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006509 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006509 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000006509 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006504 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006504 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006504 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006504 [Member] | Ascendis Pharma ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006504 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006504 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006504 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006504 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006504 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006504 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006504 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006504 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006504 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006504 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000006504 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006504 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006504 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006504 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006504 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006504 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006504 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006504 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000006504 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006517 [Member] | Zero to 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
C000006517 [Member] | Eight to 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006517 [Member] | Thirty to 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000006517 [Member] | Sixty to 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006517 [Member] | Ninety to 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006517 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	62.20%
C000006517 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%
C000006517 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	65.10%
C000006517 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000124429 [Member] | Elis S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000124429 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000124429 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000124429 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000124429 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000124429 [Member] | Melrose Industries PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000124429 [Member] | Atmus Filtration Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000124429 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000124429 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000124429 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000124429 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000124429 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	48.60%
C000124429 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124429 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000124429 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000124429 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.60%
C000124429 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000124429 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000124429 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000124429 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.90%
C000124429 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000124429 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000107824 [Member] | Elis S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107824 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107824 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107824 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107824 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107824 [Member] | Melrose Industries PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107824 [Member] | Atmus Filtration Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107824 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107824 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107824 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107824 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000107824 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	48.60%
C000107824 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000107824 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107824 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000107824 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.60%
C000107824 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107824 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000107824 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000107824 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107824 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000107824 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000107823 [Member] | Elis S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107823 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107823 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107823 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107823 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107823 [Member] | Melrose Industries PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107823 [Member] | Atmus Filtration Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107823 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107823 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107823 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107823 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000107823 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	48.60%
C000107823 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000107823 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107823 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000107823 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.60%
C000107823 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107823 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000107823 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000107823 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107823 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000107823 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000107822 [Member] | Elis S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107822 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107822 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107822 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107822 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107822 [Member] | Melrose Industries PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107822 [Member] | Atmus Filtration Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107822 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107822 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107822 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107822 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000107822 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	48.60%
C000107822 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000107822 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107822 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000107822 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.60%
C000107822 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107822 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000107822 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000107822 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107822 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000107822 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000107821 [Member] | Elis S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107821 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107821 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107821 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107821 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107821 [Member] | Melrose Industries PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107821 [Member] | Atmus Filtration Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107821 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107821 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107821 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107821 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000107821 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	48.60%
C000107821 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000107821 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107821 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000107821 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.60%
C000107821 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107821 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000107821 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000107821 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107821 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000107821 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000107820 [Member] | Elis S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107820 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107820 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107820 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107820 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107820 [Member] | Melrose Industries PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107820 [Member] | Atmus Filtration Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107820 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107820 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107820 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107820 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000107820 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	48.60%
C000107820 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000107820 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107820 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000107820 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.60%
C000107820 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107820 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000107820 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000107820 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107820 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000107820 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000107819 [Member] | Elis S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107819 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107819 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107819 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107819 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107819 [Member] | Melrose Industries PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107819 [Member] | Atmus Filtration Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107819 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107819 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107819 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107819 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000107819 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	48.60%
C000107819 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000107819 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107819 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000107819 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.60%
C000107819 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107819 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000107819 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000107819 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107819 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000107819 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000107818 [Member] | Elis S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107818 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107818 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107818 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107818 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107818 [Member] | Melrose Industries PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107818 [Member] | Atmus Filtration Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107818 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107818 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107818 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107818 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000107818 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	48.60%
C000107818 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000107818 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107818 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000107818 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.60%
C000107818 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107818 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000107818 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000107818 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107818 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000107818 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000107817 [Member] | Elis S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107817 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107817 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107817 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107817 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107817 [Member] | Melrose Industries PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107817 [Member] | Atmus Filtration Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107817 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107817 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107817 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107817 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000107817 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	48.60%
C000107817 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000107817 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107817 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000107817 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.60%
C000107817 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107817 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000107817 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000107817 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107817 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000107817 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000159993 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000159993 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000159993 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000159993 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000159993 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000159993 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159993 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159993 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159993 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000159993 [Member] | Samsung Electronics Co Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159993 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000159993 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	3.00%
C000159993 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159993 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.40%
C000159993 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159993 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159993 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.00%
C000159993 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.00%
C000159993 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.70%
C000159993 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000159993 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000159993 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000159994 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000159994 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000159994 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000159994 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000159994 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000159994 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159994 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159994 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159994 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000159994 [Member] | Samsung Electronics Co Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159994 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000159994 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	3.00%
C000159994 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159994 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.40%
C000159994 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159994 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159994 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.00%
C000159994 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.00%
C000159994 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.70%
C000159994 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000159994 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000159994 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000159995 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000159995 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000159995 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000159995 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000159995 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000159995 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159995 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159995 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159995 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000159995 [Member] | Samsung Electronics Co Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159995 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000159995 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	3.00%
C000159995 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159995 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.40%
C000159995 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159995 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159995 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.00%
C000159995 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.00%
C000159995 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.70%
C000159995 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000159995 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000159995 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000159996 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000159996 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000159996 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000159996 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000159996 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000159996 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159996 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159996 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159996 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000159996 [Member] | Samsung Electronics Co Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159996 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000159996 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	3.00%
C000159996 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159996 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.40%
C000159996 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159996 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159996 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.00%
C000159996 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.00%
C000159996 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.70%
C000159996 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000159996 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000159996 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000159997 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000159997 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000159997 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000159997 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000159997 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000159997 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159997 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159997 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159997 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000159997 [Member] | Samsung Electronics Co Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159997 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000159997 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	3.00%
C000159997 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159997 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.40%
C000159997 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159997 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159997 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.00%
C000159997 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.00%
C000159997 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.70%
C000159997 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000159997 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000159997 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000159998 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000159998 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000159998 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000159998 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000159998 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000159998 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159998 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159998 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159998 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000159998 [Member] | Samsung Electronics Co Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159998 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000159998 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	3.00%
C000159998 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159998 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.40%
C000159998 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159998 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159998 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.00%
C000159998 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.00%
C000159998 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.70%
C000159998 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000159998 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000159998 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000159999 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000159999 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000159999 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000159999 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000159999 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000159999 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159999 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159999 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159999 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000159999 [Member] | Samsung Electronics Co Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159999 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000159999 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	3.00%
C000159999 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159999 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.40%
C000159999 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159999 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159999 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.00%
C000159999 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.00%
C000159999 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.70%
C000159999 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000159999 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000159999 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000160000 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000160000 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160000 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160000 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000160000 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160000 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160000 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160000 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160000 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160000 [Member] | Samsung Electronics Co Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160000 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000160000 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160000 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160000 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.40%
C000160000 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160000 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160000 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.00%
C000160000 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.00%
C000160000 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.70%
C000160000 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160000 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000160000 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000160001 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000160001 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160001 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160001 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000160001 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160001 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160001 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160001 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160001 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160001 [Member] | Samsung Electronics Co Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160001 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000160001 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160001 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160001 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.40%
C000160001 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160001 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160001 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.00%
C000160001 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.00%
C000160001 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.70%
C000160001 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160001 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000160001 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000160019 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160019 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160019 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160019 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160019 [Member] | Toyota Tsusho Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160019 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160019 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160019 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160019 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160019 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160019 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000160019 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.80%
C000160019 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160019 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160019 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160019 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160019 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160019 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160019 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160019 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160019 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000160019 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160018 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160018 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160018 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160018 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160018 [Member] | Toyota Tsusho Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160018 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160018 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160018 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160018 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160018 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160018 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000160018 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.80%
C000160018 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160018 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160018 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160018 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160018 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160018 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160018 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160018 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160018 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000160018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160017 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160017 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160017 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160017 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160017 [Member] | Toyota Tsusho Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160017 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160017 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160017 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160017 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160017 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160017 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000160017 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.80%
C000160017 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160017 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160017 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160017 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160017 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160017 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160017 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160017 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160017 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000160017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160016 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160016 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160016 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160016 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160016 [Member] | Toyota Tsusho Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160016 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160016 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160016 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160016 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160016 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160016 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000160016 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.80%
C000160016 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160016 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160016 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160016 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160016 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160016 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160016 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160016 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160016 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000160016 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160015 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160015 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160015 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160015 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160015 [Member] | Toyota Tsusho Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160015 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160015 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160015 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160015 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160015 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160015 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000160015 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.80%
C000160015 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160015 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160015 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160015 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160015 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160015 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160015 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160015 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160015 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000160015 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160014 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160014 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160014 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160014 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160014 [Member] | Toyota Tsusho Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160014 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160014 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160014 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160014 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160014 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160014 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000160014 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.80%
C000160014 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160014 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160014 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160014 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160014 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160014 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160014 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160014 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160014 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000160014 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160013 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160013 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160013 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160013 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160013 [Member] | Toyota Tsusho Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160013 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160013 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160013 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160013 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160013 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160013 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000160013 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.80%
C000160013 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160013 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160013 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160013 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160013 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160013 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160013 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160013 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160013 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000160013 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160012 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160012 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160012 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160012 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160012 [Member] | Toyota Tsusho Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160012 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160012 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160012 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160012 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160012 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160012 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000160012 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.80%
C000160012 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160012 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160012 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160012 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160012 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160012 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160012 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160012 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160012 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000160012 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160011 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160011 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160011 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160011 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160011 [Member] | Toyota Tsusho Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160011 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160011 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160011 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160011 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160011 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160011 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000160011 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.80%
C000160011 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160011 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160011 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160011 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160011 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160011 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160011 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160011 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160011 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000160011 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%